Schedule of reconciliation of income taxes at statutory rates with the reported taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before income taxes	$ (161,443,000)	$ (15,926,000)
Combined federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery at statutory rates	$ (43,590)	$ (4,300)
Permanent differences and other	38,931,000	3,008,000
Changes in temporary differences not recognized	5,794,000	976,000
Foreign tax rate differential	(665,000)	688,000
Income tax expense	$ 470,000	$ 372,000